DWS RREEF Completion Fund I Annual Fund Operating Expenses - DWS RREEF Completion Fund I	Jul. 27, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2028
DWS RREEF Completion Fund I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	6.83%
Expenses (as a percentage of Assets)	6.83%
Fee Waiver or Reimbursement	(6.83%)
Net Expenses (as a percentage of Assets)	0.00%

[1]	The Advisor does not charge a management fee to the fund. Shareholders should be aware, however, that the fund is part of separately managed account investment programs, and the fund's subadvisor will be compensated directly or indirectly by wrap program sponsors or wrap account clients for separately managed account advisory services. For additional information on these compensation arrangements, please contact the wrap program sponsor or your financial representative.